Share Based Compensation	9 Months Ended
Sep. 30, 2022
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

Note 9:- SHARE BASED COMPENSATION

a.	General:

During 2016, the Company adopted the 2016 Share Incentive Plan (the “2016 Plan”) which provides the Company with the ability to grant its employees, directors and service providers options to purchase Ordinary Shares of the Company, at a purchase price as determined by the Board of Directors at the date of grant. Pursuant to the 2016 Plan, 3,384,454 ordinary shares were reserved for issuance under the 2016 Plan.

In August 2021, the Board of Directors approved and in September 2021 the shareholders approved, the 2021 Equity Incentive Plan (the “2021 Plan”) which became effective upon to the closing of the merger with ITAC on October 7, 2021. The 2021 Plan covers (a) 4,079,427 ordinary shares plus (b) (and without the need to further amend the Plan) on January 1 of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031), a number of ordinary shares equal to the lesser of: (i) 5% of the total number of ordinary shares outstanding on December 31 of the immediately preceding calendar year, and (ii) an amount determined by the Board, if so determined prior to the January 1 of the calendar year in which the increase will occur. For 2022, the plan was increased by 3,150,843 shares, bringing the total ordinary shares subject to the 2021 Plan to 7,230,270. Upon the adoption of the 2021 Plan, the Company will no longer grant any awards under the 2016 Plan, although previously granted options under the 2016 Plan will remain outstanding and governed by the 2016 Plan and awards available for grant under the 2016 Plan which had not been issued or which expired unexercised may be issued pursuant to the 2021 Plan.

b.	During the nine months ended September 30, 2022, the Company granted options and RSUs to purchase 2,791,338 ordinary shares, options and RSUs for 507,907 ordinary shares were forfeited, options to purchase 559,719 ordinary shares were exercised and RSUs for 141,628 ordinary shares were vested.

c.	Fair value factors:

The following table set forth the parameters used in the computation of the options compensation to employees:

	Nine months ended September 30,
	2022	2021
Expected term, in years	4.41-6.11	4.61
Expected volatility	47%	42%-43%
Risk-free interest rate	1.74%-3.36%	0.49%-0.80%
Expected dividend yield	0%	0%

Fair Value:

Prior to October 7, 2021, the date the merger was consummated and the Company’s ordinary shares became publicly traded, in determining the fair value for share options granted, the board of directors considered the fair value of the ordinary shares as of each grant date and the fair value of the ordinary shares underlying the share options was determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from independent third-party valuations, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the ordinary shares, recent arm’s length sales of the Company’s capital stock, the effect of the rights and preferences of the Company’s preferred shareholders, and the prospects of a liquidity event, among others. Commencing October 7, 2021, the fair value of the ordinary shares is the market price of the ordinary shares.

Expected volatility:

As the Company was privately owned until October 2021, there is not sufficient historical volatility for the expected term of the stock options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

Expected term (years):

Expected term represents the period that the Company’s option grants are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the stock options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.

Risk-free interest rate:

The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected dividend yield:

The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.

d.	The following table presents share-based compensation expense for employees included in the Company’s consolidated statements of operations:

	Nine months ended September 30,
	2022	2021
Research and development	$4,140	$348
Sales and marketing	1,007	64
General and administrative	1,135	42
Cost of revenues	95	34
Total stock-based compensation expense	$6,377	$488

Share based compensation expenses are not deductible for Israeli income tax purposes, and therefore the Company did not recognize any tax benefits related to the share-based compensation for the nine months ended September 30, 2022 and 2021.

During the nine months ended September 30, 2022 and 2021, the Company recognized the total fair value of warrants issued to non-employee service providers of $272 and $56, respectively.